SUPPLEMENT DATED DECEMBER 13, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

Please replace the fees and expenses for each Fund in each Fund's "Annual Fund Operating Expenses" table with the following:

Class A
                                                               MANAGEMENT AND     12B-1
                                                               ADMINISTRATIVE    SERVICE      OTHER        TOTAL FUND
                          FUND NAME                                 FEE*           FEE       EXPENSES   ANNUAL EXPENSES
-------------------------------------------------------------- ---------------- ---------- ------------ -----------------
-------------------------------------------------------------- ---------------- ---------- ------------ -----------------
JNL/AIM Large Cap Growth Fund                                       0.85%         0.20%         0%           1.05%
JNL/AIM Small Cap Growth Fund                                       0.95%         0.20%         0%           1.15%
JNL/Alger Growth Fund                                               0.80%         0.20%         0%           1.00%
JNL/Alliance Capital Growth Fund                                    0.68%         0.20%         0%           0.88%
JNL/Eagle Core Equity Fund                                          0.77%         0.20%         0%           0.97%
JNL/Eagle SmallCap Equity Fund                                      0.85%         0.20%         0%           1.05%
JNL/FMR Balanced Fund                                               0.80%         0.20%         0%            1.00%
JNL/FMR Capital Growth Fund                                         0.80%         0.20%         0%            1.00%
JNL/JPMorgan International Value Fund                               0.92%         0.20%         0%            1.12%
JNL/Lazard Mid Cap Value Fund                                       0.88%         0.20%         0%            1.08%
JNL/Lazard Small Cap Value Fund                                     0.93%         0.20%         0%            1.13%
JNL/Mellon Capital Management S&P 500 Index Fund                    0.39%         0.20%         0%            0.59%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund             0.39%         0.20%         0%            0.59%
JNL/Mellon Capital Management Small Cap Index Fund                  0.39%         0.20%         0%           0.59%
JNL/Mellon Capital Management International Index Fund              0.45%         0.20%         0%           0.65%
JNL/Mellon Capital Management Bond Index Fund                       0.40%         0.20%         0%           0.60%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
   Fund                                                             0.58%         0.20%         0%           0.78%
JNL/Oppenheimer Global Growth Fund                                  0.85%         0.20%         0%           1.05%
JNL/Oppenheimer Growth Fund                                         0.80%         0.20%         0%           1.00%
JNL/PIMCO Total Return Bond Fund                                    0.60%         0.20%         0%           0.80%
JNL/Putnam Equity Fund                                              0.77%         0.20%         0%           0.97%
JNL/Putnam International Equity Fund                                0.93%         0.20%         0%           1.13%
JNL/Putnam Midcap Growth Fund                                       0.85%         0.20%         0%           1.05%
JNL/Putnam Value Equity Fund                                        0.74%         0.20%         0%           0.94%
JNL/Salomon Brothers High Yield Bond Fund                           0.60%         0.20%         0%           0.80%
JNL/Salomon Brothers Strategic Bond Fund                            0.75%         0.20%         0%           0.95%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund            0.58%         0.20%         0%           0.78%
JNL/Select Balanced Fund                                            0.59%         0.20%         0%           0.79%
JNL/Select Global Growth Fund                                       0.89%         0.20%         0%           1.09%
JNL/Select Large Cap Growth Fund                                    0.78%         0.20%         0%           0.98%
JNL/Select Value Fund                                               0.65%         0.20%         0%           0.85%
JNL/T. Rowe Price Established Growth Fund                           0.72%         0.20%         0%           0.92%
JNL/T. Rowe Price Mid-Cap Growth Fund                               0.83%         0.20%         0%           1.03%
JNL/T. Rowe Price Value Fund                                        0.80%         0.20%         0%           1.00%

* Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

Class B
                                                               MANAGEMENT AND     12B-1
                                                               ADMINISTRATIVE    SERVICE      OTHER        TOTAL FUND
                          FUND NAME                                 FEE*           FEE       EXPENSES   ANNUAL EXPENSES
-------------------------------------------------------------- ---------------- ---------- ------------ -----------------
-------------------------------------------------------------- ---------------- ---------- ------------ -----------------
JNL/AIM Large Cap Growth Fund                                       0.85%           0%          0%           0.85%
JNL/AIM Small Cap Growth Fund                                       0.95%          0%           0%           0.95%
JNL/Alger Growth Fund                                               0.80%          0%           0%           0.80%
JNL/Alliance Capital Growth Fund                                    0.68%          0%           0%           0.68%
JNL/Eagle Core Equity Fund                                          0.77%          0%           0%           0.77%
JNL/Eagle SmallCap Equity Fund                                      0.85%          0%           0%           0.85%
JNL/FMR Balanced Fund                                               0.80%          0%           0%            0.80%
JNL/FMR Capital Growth Fund                                         0.80%          0%           0%            0.80%
JNL/JPMorgan International Value Fund                               0.92%          0%           0%            0.92%
JNL/Lazard Mid Cap Value Fund                                       0.88%          0%           0%            0.88%
JNL/Lazard Small Cap Value Fund                                     0.93%          0%           0%            0.93%
JNL/Mellon Capital Management S&P 500 Index Fund                    0.39%          0%           0%            0.39%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund             0.39%          0%           0%            0.39%
JNL/Mellon Capital Management Small Cap Index Fund                  0.39%          0%           0%           0.39%
JNL/Mellon Capital Management International Index Fund              0.45%          0%           0%           0.45%
JNL/Mellon Capital Management Bond Index Fund                       0.40%          0%           0%           0.40%
 JNL/Mellon Capital Management Enhanced S&P 500 Stock Index
   Fund                                                             0.58%          0%           0%           0.58%
JNL/Oppenheimer Global Growth Fund                                  0.85%          0%           0%           0.85%
JNL/Oppenheimer Growth Fund                                         0.80%          0%           0%           0.80%
JNL/PIMCO Total Return Bond Fund                                    0.60%          0%           0%           0.60%
JNL/Putnam Equity Fund                                              0.77%          0%           0%           0.77%
JNL/Putnam International Equity Fund                                0.93%          0%           0%           0.93%
JNL/Putnam Midcap Growth Fund                                       0.85%          0%           0%           0.85%
JNL/Putnam Value Equity Fund                                        0.74%          0%           0%           0.74%
JNL/Salomon Brothers High Yield Bond Fund                           0.60%          0%           0%           0.60%
JNL/Salomon Brothers Strategic Bond Fund                            0.75%          0%           0%           0.75%
JNL/Salomon Brothers U.S. Government & Quality Bond Fund            0.58%          0%           0%           0.58%
JNL/Select Balanced Fund                                            0.59%          0%           0%           0.59%
JNL/Select Global Growth Fund                                       0.89%          0%           0%           0.89%
JNL/Select Large Cap Growth Fund                                    0.78%          0%           0%           0.78%
JNL/Select Value Fund                                               0.65%          0%           0%           0.65%
JNL/T. Rowe Price Established Growth Fund                           0.72%          0%           0%           0.72%
JNL/T. Rowe Price Mid-Cap Growth Fund                               0.83%          0%           0%           0.83%
JNL/T. Rowe Price Value Fund                                        0.80%          0%           0%           0.80%

* Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

Please replace the expense examples for each Fund in each Fund's "EXPENSE EXAMPLES " table with the following:

Class A
                       FUND NAME                              1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                  $107            $334          $579          $1,283
JNL/AIM Small Cap Growth Fund                                   117             365           633           1,398
JNL/Alger Growth Fund                                           102             318           552           1,225
JNL/Alliance Capital Growth Fund                                 90             281           488           1,084
JNL/Eagle Core Equity Fund                                       98             306           531           1,178
JNL/Eagle SmallCap Equity Fund                                  107             334           579           1,283
JNL/FMR Balanced Fund                                           102             318           552           1,225
JNL/FMR Capital Growth Fund                                     102             318           552           1,225
JNL/JPMorgan International Value Fund                           115             359           622           1,375
JNL/Lazard Mid Cap Value Fund                                   110             343           595           1,317
JNL/Lazard Small Cap Value Fund                                 114             356           617           1,363
JNL/Mellon Capital Management S&P 500 Index Fund                 60             189           329             738
JNL/Mellon Capital Management S&P 400 MidCap Index Fund          60             189           329             738
JNL/Mellon Capital Management Small Cap Index Fund               60             189           329             738
JNL/Mellon Capital Management International Index Fund           66             208           362             810
JNL/Mellon Capital Management Bond Index Fund                    61             192           335             750
 JNL/Mellon Capital Management Enhanced S&P 500 Stock
   Index Fund                                                    78             243           422             942
JNL/Oppenheimer Global Growth Fund                              107             334           579           1,283
JNL/Oppenheimer Growth Fund                                     102             318           552           1,225
JNL/PIMCO Total Return Bond Fund                                 82             255           444             990
JNL/Putnam Equity Fund                                           99             309           536           1,190
JNL/Putnam International Equity Fund                            115             359           622           1,375
JNL/Putnam Midcap Growth Fund                                   107             334           579           1,283
JNL/Putnam Value Equity Fund                                     97             303           525           1,166
JNL/Salomon Brothers High Yield Bond Fund                        82             255           444             990
JNL/Salomon Brothers Strategic Bond Fund                         96             300           520           1,155
JNL/Salomon Brothers U.S. Government & Quality Bond
   Fund                                                          81             252           439             978
JNL/Select Balanced Fund                                         81             252           439             978
JNL/Select Global Growth Fund                                   111             347           601           1,329
JNL/Select Large Cap Growth Fund                                100             312           542           1,201
JNL/Select Value Fund                                            87             271           471           1,049
JNL/T. Rowe Price Established Growth Fund                        94             293           509           1,131
JNL/T. Rowe Price Mid-Cap Growth Fund                           104             325           563           1,248
JNL/T. Rowe Price Value Fund                                    101             315           547           1,213



Class B
                       FUND NAME                              1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                   $87            $271          $471          $1,049
JNL/AIM Small Cap Growth Fund                                    97             303           525           1,166
JNL/Alger Growth Fund                                            82             255           444             990
JNL/Alliance Capital Growth Fund                                 69             218           379             847
JNL/Eagle Core Equity Fund                                       78             243           422             942
JNL/Eagle SmallCap Equity Fund                                   87             271           471           1,049
JNL/FMR Balanced Fund                                            82             255           444             990
JNL/FMR Capital Growth Fund                                      82             255           444             990
JNL/JPMorgan International Value Fund                            95             296           515           1,143
JNL/Lazard Mid Cap Value Fund                                    90             281           488           1,084
JNL/Lazard Small Cap Value Fund                                  94             293           509           1,131
JNL/Mellon Capital Management S&P 500 Index Fund                 40             125           219             493
JNL/Mellon Capital Management S&P 400 MidCap Index Fund          40             125           219             493
JNL/Mellon Capital Management Small Cap Index Fund               40             125           219             493
JNL/Mellon Capital Management International Index Fund           46             144           252             567
JNL/Mellon Capital Management Bond Index Fund                    41             128           224             505
 JNL/Mellon Capital Management Enhanced S&P 500 Stock
   Index Fund                                                    57             179           313             701
JNL/Oppenheimer Global Growth Fund                               87             271           471           1,049
JNL/Oppenheimer Growth Fund                                      82             255           444             990
JNL/PIMCO Total Return Bond Fund                                 61             192           335             750
JNL/Putnam Equity Fund                                           79             246           428             954
JNL/Putnam International Equity Fund                             95             296           515           1,143
JNL/Putnam Midcap Growth Fund                                    87             271           471           1,049
JNL/Putnam Value Equity Fund                                     77             240           417             930
JNL/Salomon Brothers High Yield Bond Fund                        61             192           335             750
JNL/Salomon Brothers Strategic Bond Fund                         76             237           411             918
JNL/Salomon Brothers U.S. Government & Quality Bond
   Fund                                                          60             189           329             738
JNL/Select Balanced Fund                                         60             189           329             738
JNL/Select Global Growth Fund                                    91             284           493           1,096
JNL/Select Large Cap Growth Fund                                 80             249           433             966
JNL/Select Value Fund                                            66             208           362             810
JNL/T. Rowe Price Established Growth Fund                        74             230           401             894
JNL/T. Rowe Price Mid-Cap Growth Fund                            84             262           455           1,014
JNL/T. Rowe Price Value Fund                                     81             252           439             978

The section entitled "BROKERAGE ENHANCEMENT PLAN" should be deleted in its entirety and replaced with the following:

                                DISTRIBUTION PLAN

All Funds of the Trust except the JNL/Select Money Market Fund and each of the JNL/S&P Funds, have adopted, in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940, a Distribution Plan (the "Plan").

On September 25, 2003, the Board of Trustees of the Trust, including all of the disinterested Trustees (within the meaning of the Investment Company Act of 1940, as amended), approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund. Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with Jackson National Life Distributors, Inc. ("JNLD"), dated December 12, 2002. The Amendment to the Distribution Agreement reflected the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Each of the affected Funds approved the Amended Plan and the amendment to the Distribution Agreement at a shareholders meeting held on December 1, 2003.

On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and also approved an amendment to the Trust's existing Distribution Agreement, terminating the provisions of the Amended Plan and the Distribution Agreement permitting the use of brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The amendments approved on November 23, 2004 did not require a shareholder vote. As a result of these changes, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.

JNLD, as principal underwriter, to the extent consistent with existing law, and the Amended Plan, may use the Rule 12b-1 fee to reimburse itself or compensate broker-dealers, administrators or others for providing distribution, administrative, or other services with respect to Class A shares. This description of the Amended Plan and the Amendment to the Distribution Agreement is qualified in its entirety by reference to the Amended Plan, the current Distribution Agreement, and the Amendment to the Distribution Agreement.

For more information about the Plan, including the November 23, 2004 amendment, please read the "Distribution Plan" section of the SAI.

EFFECTIVE JANUARY 1, 2005, THE FOLLOWING CHANGES WILL TAKE EFFECT:

The sections entitled "EXPENSES" and "EXPENSE EXAMPLES" should be deleted in their entirety and replaced with the following for the following Funds:

EXPENSES:

Class A
                                                           MANAGEMENT
                                                              AND                                        TOTAL FUND
                                                         ADMINISTRATIVE   12B-1 SERVICE      OTHER         ANNUAL
                       FUND NAME                              FEE*             FEE         EXPENSES       EXPENSES
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                 0.81%           0.20%           0%           1.01%
JNL/AIM Small Cap Growth Fund                                 0.95%           0.20%           0%           1.15%
JNL/Lazard Mid Cap Value Fund                                 0.82%           0.20%           0%            1.02%
JNL/Lazard Small Cap Value Fund                               0.85%           0.20%           0%            1.05%
JNL/T. Rowe Price Established Growth Fund                     0.70%           0.20%           0%           0.90%
JNL/T. Rowe Price Value Fund                                  0.77%           0.20%           0%           0.97%

* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class
A shares.

Class B
                                                           MANAGEMENT
                                                              AND                                        TOTAL FUND
                                                         ADMINISTRATIVE   12B-1 SERVICE      OTHER         ANNUAL
                       FUND NAME                              FEE*             FEE         EXPENSES       EXPENSES
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                 0.81%            0%             0%           0.81%
JNL/AIM Small Cap Growth Fund                                 0.95%            0%             0%           0.95%
JNL/Lazard Mid Cap Value Fund                                 0.82%            0%             0%            0.82%
JNL/Lazard Small Cap Value Fund                               0.85%            0%             0%            0.85%
JNL/T. Rowe Price Established Growth Fund                     0.70%            0%             0%           0.70%
JNL/T. Rowe Price Value Fund                                  0.77%            0%             0%           0.77%

* This fee reflects a reduction in the advisory fee that will take place on January 1, 2005 and the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares.

EXPENSE EXAMPLES:

Class A
                       FUND NAME                             1 YEAR          3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                  $103            $322          $558           $1,236
JNL/AIM Small Cap Growth Fund                                   117             365           633            1,398
JNL/Lazard Mid Cap Value Fund                                   104             325           563            1,248
JNL/Lazard Small Cap Value Fund                                 107             334           579            1,283
JNL/T. Rowe Price Established Growth Fund                        92             287           498            1,108
JNL/T. Rowe Price Value Growth Fund                              99             309           536            1,190

Class B
                       FUND NAME                             1 YEAR          3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------- --------------- --------------- ------------- ---------------
-------------------------------------------------------- --------------- --------------- ------------- ---------------
JNL/AIM Large Cap Growth Fund                                   $83            $259          $450           $1,002
JNL/AIM Small Cap Growth Fund                                    97             303           525            1,166
JNL/Lazard Mid Cap Value Fund                                    84             262           455            1,014
JNL/Lazard Small Cap Value Fund                                  87             271           471            1,049
JNL/T. Rowe Price Established Growth Fund                        72             224           390              871
JNL/T. Rowe Price Value Growth Fund                              79             246           428              954

The fees for the following funds in the section entitled "MANAGEMENT FEE" should be deleted in their entirety and replaced with the following:


............................................... ................................... .................................
                                                                                         ADVISORY FEE (ANNUAL RATE
                                                                                              BASED ON AVERAGE NET
FUND                                           ASSETS                                         ASSETS OF EACH FUND)
----                                           ------                                                       ------
............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Large Cap Growth Fund                  $0 to $50 million                                               .75%
                                               $50 to $300 million                                             .70%
                                               Over $300 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/AIM Small Cap Growth Fund                  $0 to $300 million                                              .85%
                                               Over $300 million                                               .80%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Mid Cap Value Fund                  $0 to $100 million                                              .75%
                                               $100 million to $250 million                                    .70%
                                               Over $250 million                                               .65%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/Lazard Small Cap Value Fund                $0 to $500 million                                              .75%
                                               Over $500 million                                               .70%


............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Established Growth Fund      $0 to $150 million                                              .65%
                                               $150 to $500 million                                            .60%
                                               Over $500 million                                               .55%

............................................... ................................... .................................
............................................... ................................... .................................
JNL/T. Rowe Price Value Fund                   $0 to $150 million                                              .70%
                                               $150 to $500 million                                            .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................

The second paragraph of the section entitled "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" should be deleted and replaced in its entirety with the following paragraphs for the JNL/Putnam Value Equity Fund:

The Fund is managed by the Large Cap Value team at Putnam. Ronald J. Bukovac
(RJ), and Michael J. Abata are co-lead managers of the Fund. They report to Joshua H. Brooks, CIO of Large Cap Equities at Putnam. Mr. Bukovac is a Managing Director and Portfolio Manager on the Large Cap Value Equity Team. Mr. Bukovac is a member of the team that manages Large Cap Value Equity institutional portfolios. Mr. Bukovac joined Putnam in 1997. He is a CFA charterholder and Certified Public Accountant with 16 years of investment industry experience. Before joining Putnam, Mr. Bukovac was a Senior Manager of the Valuation Services Group for Price Waterhouse, LLP. Prior to that, he was a Staff Auditor with Price Waterhouse, LLP. Mr. Abata is a Senior Vice President and Portfolio Manager on the Large Cap Value team. Mr. Abata is a member of the teams that manage Large Cap Value and Structured Equity institutional p ortfolios. Additionally, he is a Portfolio Member on the New Value Fund and the Structured Equity team. Mr. Abata joined Putnam in 1997. He is a CFA charterholder and holds a series 3 license with the NASD. Mr. Abata has 12 years of investment industry experience. Before joining Putnam, Mr. Abata was an Assistant Vice President and Quantitative Analyst with Alliance Capital Management. Prior to that, Mr. Abata was a Research Analyst with I/B/E/S International, Inc.

This Supplement is dated December 13, 2004.

(To be used with VC3656  Rev.  05/04,  VC 3652 Rev.  05/04,  VC3657 Rev.  05/04,
VC3723 Rev. 5/04,  NV3174CE Rev. 05/04,  VC5825 Rev.  05/04,  NV3784 Rev. 05/04,
VC4224 Rev.  10/04,  NV4224 Rev.  10/04,  VC5526 Rev.  05/04,  NV5825 Rev. 5/04,
NV5526 Rev.  05/04,  FVC4224FT Rev.  10/04,  HR105 Rev.  05/04,  and VC2440 Rev.
05/04.)

                                                               V________ 12/04

               SUPPLEMENT DATED DECEMBER 13, 2004 TO THE STATEMENT
                            OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

On page 68, delete the fees for the following funds in their entirety and replace them with the following:

                             FUND                                               ASSETS                        FEES

  JNL/AIM Large Cap Growth Fund........................        $0 to $300 million......................     0.45%
                                                               Over $300 million.......................     0.40%

  JNL/AIM Small Cap Growth Fund........................        $0 to $250 million......................     0.65%
                                                               Over $250 million.......................     0.60%

  JNL/Lazard Mid Cap Value Fund........................        $0 to $100 million......................     0.50%
                                                               $100 million to $250 million............     0.45%
                                                               Over $250 million.......................     0.40%

  JNL/Lazard Small Cap Value Fund......................        $0 to $500 million......................     0.50%
                                                               Over $500 million.......................     0.45%

  JNL/T. Rowe Price Established Growth Fund............        $0 to $250 million......................     0.40%
                                                               $250 million to $500 million............     0.375%
                                                               Over $500 million.......................     0.35%


  JNL/T. Rowe Price Mid-Cap Growth Fund................        $0 to $20 million.......................     0.60%
                                                               $20 million to $50 million..............     0.50%
                                                               $50 million to $200 million.............     0.50%**
                                                               Above $200 million......................     0.50%**


  JNL/T. Rowe Price Value Fund.........................        $0 to $250 million......................     0.40%
                                                               $250 million to $500 million............     0.375%
                                                               Over $500 million.......................     0.35%


Delete and replace the contents of pages 71, beginning with the section entitled "BROKERAGE ENHANCEMENT PLAN" through the table on page 84, in their entirety with the following:

DISTRIBUTION PLAN. On September 25, 2003, the Board of Trustees of the Trust, including all of the Independent Trustees, approved the Amended Plan pursuant to Rule 12b-1 with respect to the Class A shares and the Class B shares of each Fund (other than the JNL/S&P Funds). For purposes of this section of the SAI only, the Funds proposed to be covered by the Amended Plan are referred to as the "Funds".) Also at that meeting, the Board, including all of the Independent Trustees, approved an amendment to the Trust's existing Distribution Agreement with JNLD, dated December 12, 2002. The Amendment to the Distribution Agreement reflects the provisions of the Amended Plan establishing new Classes of shares and authorizing the Rule 12b-1 fee with respect to Class A shares. Effective December 15, 2003, after approval of the Amended Plan at a shareholders meeting held on December 1, 2003, the then-existing shareholders of each Fund became the Class A shareholders of that Fund.

     On November 23, 2004, the Board of Trustees of the Trust approved an amendment to the Amended Plan and an amendment to the Trust's existing Distribution Agreement. The amendments approved on November 23, 2004 did not require a shareholder vote. These amendments terminated the provisions of the Amended Plan and the Distribution Agreement permitting the use of brokerage commissions to promote the sale and distribution of Trust shares through the sale of variable insurance products funded by the Trust. The Board of Trustees approved the amendments to implement amendments to Rule 12b-1 under the 1940 Act. As a result of the amendments to the Amended Plan and the Distribution Agreement, effective December 13, 2004, Class B shares will no longer be subject to Rule 12b-1 expenses.

     Currently, under the Amended Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A shares of the Fund. To the extent consistent with the Amended Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative, or other services. The types of services and expenses that may be reimbursed or compensated by the Rule 12b-1 fee pursuant to the Amended Plan include, but are not limited to, the following:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use.

o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of shares of the Companies or the Funds.

o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund shares.

     The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the disinterested Trustees; (2) that the Distributor must provide the Trustees with a quarterly written report of payments made under the Plan and the purpose of the payments and (3) that the Plan may be terminated at any time by the vote of a majority of the disinterested Trustees. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the disinterested Trustees.

     The table below sets out the amount of commissions paid by each Fund during the fiscal year ended December 31, 2003 to brokers under the Amended Plan, the dollar amounts of such commissions recaptured by the Distributor pursuant to the Plan, and the percentage of the net assets of each Fund as of December 31, 2003 which such recaptured amounts represent.

     As described above, effective December 13, 2004, the commission recapture provisions of the Amended Plan will terminate.

                                                          Commissions paid to          Dollar Amount         Recaptured Amount
                                                           Brokers under the           Recaptured by         as Percentage of
                                                              Amended Plan         Distributor under Plan     Fund Net Assets
                                                        ------------------------- ------------------------- --------------------
JNL/AIM Large Cap Growth Fund                                     $18.706                  $13,321                  0.08%
JNL/AIM Small Cap Growth Fund                                     $12,922                   $9,229                  0.04%
JNL/AIM Premier Equity II Fund                                     $9,436                   $6,738                  0.04%
JNL/Alger Growth Fund                                            $213,878                 $159,429                  0.07%
JNL/Alliance Capital Growth Fund                                  $39,536                  $28,863                  0.03%
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund   $12,337                   $8,588                  0.02%
JNL/Mellon Capital Management S&P 500 Index Fund                   $7,110                   $2,370                  0.01%
JNL/Mellon Capital Management S&P 400 MidCap Index Fund            $5,670                   $1,890                  0.01%
JNL/Mellon Capital Management Small Cap Index Fund                 $7,681                   $2,560                  0.01%
JNL/Eagle Core Equity Fund                                       $113,820                  $82,590                  0.04%
JNL/Eagle SmallCap Equity Fund                                    $54,887                  $39,715                  0.05%
JNL/Select Large Cap Growth Fund                                 $120,304                  $82,665                  0.04%
JNL/FMR Balanced Fund                                             $20,637                  $14,051                  0.02%
JNL/FMR Capital Growth Fund                                       $33,192                  $22,557                  0.02%
JNL/Select Global Growth Fund                                    $161,713                 $109,212                  0.05%
JNL/Janus Growth & Income Fund                                     $4,164                   $2,861                  0.02%
JNL/Putnam Equity Fund                                            $86,564                  $64,749                  0.02%
JNL/Putnam International Equity Fund (formerly, T.                $31,138                  $14,027                  0.03%
      Rowe Price/JNL International Equity Investment
      Fund)
JNL/PPM America Value Fund                                         $9,810                   $7,652                  0.03%
JNL/Putnam Midcap Growth Fund                                     $17,810                  $11,535                  0.06%
JNL/Putnam Value Equity Fund                                     $136,915                 $102,800                  0.05%
JNL/Lazard Mid Cap Value Fund                                    $122,440                  $89,381                  0.09%
JNL/Lazard Small Cap Value Fund                                  $106,061                  $77,330                  0.07%
JNL/T. Rowe Price Established Growth Fund                         $89,571                  $66,054                  0.03%
JNL/T. Rowe Price Mid-Cap Growth Fund                             $56,128                  $40,948                  0.01%
JNL/T. Rowe Price Value Fund                                      $80,762                  $59,169                  0.02%

On page 77, the first paragraph should be deleted and replaced with the following:

Pursuant to the Trust's Directed Brokerage Guidelines, the Trust is authorized to enter into agreements or arrangements pursuant to which the Trust may direct Jackson National Asset Management, LLC, ("JNAM"), in its capacity as the Trust's investment adviser, and each of the sub-advisors retained by JNAM (and approved by the Trust) to manage certain of the Funds (each a "Sub-Adviser"), acting as agents for the Trust or its Funds to execute orders for the purchase or sale of portfolio securities with broker-dealers that have agreed to direct a portion of the brokerage commissions paid by the Funds back to the Funds.

In addition, in selecting broker-dealers to execute orders for the purchase or sale of portfolio securities for a Fund, JNAM and Sub-Advisers, may not take into account the broker-dealers' promotion or sale of variable contracts that invest in Fund shares. The Trust, JNAM, the Sub-Advisers and Jackson National Life Distributors, Inc., the principal underwriter for the Trust, may not enter into any agreement (whether oral or written) or other understanding under which the Trust directs or is expected to direct to a broker-dealer, in consideration for the promotion or sale of shares issued by the Trust or any other registered investment company, portfolio securities transactions, or any remuneration, including but not limited to any commission, mark-up, mark-down, or other fee (or portion thereof) received or to be received from the Trust's portfolio transactions effected through any other broker-dealer.




This Supplement is dated December 13, 2004.

(To be used with V3180 Rev. 05/04)


                                                                  V5907 12/04